Equity (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Proposed Distribution of Profit
The Company’s Board of Directors will submit the following proposed distribution of 2022 results for approval at the Shareholders’ Meeting:

Millions of euros
Legal reserve	—
Unrestricted reserves	(880)
Total	(880)

Schedule of Subordinated Securities
The characteristic of undated deeply subordinated securities, the detail of the tender offer and the amounts repurchased in the operations and the amount amortized in advance, are the following (million euros):

Issue date	Annual Fix	Variable	Exercisable by issuer	12/31/2021	Tender Offer	Amount repurchased	Redemption	12/31/2022
11/23/2022 (1)	7.125%	from 11/23/28 rate SWAP + spread incremental	2028	—	—	—	—	750
11/24/2021 (2)	2.875%	from 05/24/28 rate SWAP + spread incremental	2028	750	—	—	—	750
2/12/2021 (2)	2.376%	from 05/12/29 rate SWAP + spread incremental	2029	1,000	—	—	—	1,000
2/5/2020 (1)	2.502%	from 05/05/27 rate SWAP + spread incremental	2027	500	—	—	—	500
09/24/2019	2.875%	from 09/24/27 rate SWAP + spread incremental	2027	500	—	—	—	500
03/14/2019	4.375%	from 03/14/25 rate SWAP + spread incremental	2025	1,300	—	—	—	1,300
03/22/2018	3%	from 12/04/23 rate SWAP + spread incremental	2023	824	824	(74)	—	750
	3.875%	from 09/22/26 rate SWAP + spread incremental	2026	1,000	—	—	—	1,000
12/07/2017	2.625%	from 06/07/23 rate SWAP + spread incremental	2023	676	676	(547)	(129)	—
03/31/2014	5.875%	from 03/31/24 rate SWAP + spread incremental	2024	1,000	—	—	—	1,000
				7,550				7,550
(1) Green undated deeply subrodinated securities (see Note 29.d)
(2) Sustanible undated deeply subordinated securities (see Nota 29.d)

Schedule of Breakdown of Accumulated Contribution of Translation Differences
The breakdown of the accumulated contribution of translation differences attributable to equity holders of the parent at December 31 is as follows:

Millions of euros	2022	2021	2020
Brazilian real	(14,031)	(15,292)	(15,365)
Pound sterling	(322)	309	(3,344)
Venezuelan bolivar	(3,734)	(3,755)	(3,754)
Argentine peso	(1,364)	(1,702)	(2,178)
Other currencies	(1,272)	(1,452)	(1,339)
Total Group	(20,723)	(21,892)	(25,980)

Schedule of Treasury Share Instruments
Telefónica, S.A. held the following treasury shares at December 31, 2022, 2021 and 2020:

		Euros per share
	Number of shares	Acquisition price	Trading price	Market value (*)%
Treasury shares at 12/31/22	85,217,621	4.00	3.39	288	1.476%
Treasury shares at 12/31/21	139,329,370	3.92	3.85	537	2.411%
Treasury shares at 12/31/20	98,231,380	4.84	3.25	319	1.777%
(*) Millions of euros.
The following transactions involving treasury shares were carried out in 2022, 2021 and 2020:

Number of shares
Treasury shares at 12/31/19	77,562,635
Acquisitions	68,640,303
Scrip dividend	6,252,817
Employee share option plan	(3,118,898)
Other movements	(51,105,477)
Treasury shares at 12/31/20	98,231,380
Acquisitions	122,032,764
Scrip dividend	6,291,518
Employee share option plan	(4,329,826)
Capital reduction	(82,896,466)
Treasury shares at 12/31/21	139,329,370
Acquisitions	90,403,530
Scrip dividend	563,415
Employee share option plan	(5,391,956)
Capital reduction	(139,275,057)
Sales	(411,681)
Treasury shares at 12/31/22	85,217,621

Schedule of Equity Attributable to Non-Controlling Interests
“Equity attributable to non-controlling interests” represents the share of non-controlling interests in the equity and income or loss for the year of fully consolidated Group companies. The movements in this balance for the 2022, 2021 and 2020 consolidated statements of financial position are as follows:

Millions of euros	Balance at 12/31/21	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/22
Telefônica Brasil, S.A.	3,106	—	(86)	(241)	198	425	(3)	3,399
Telefónica Deutschland Holding, A.G.	2,353	—	(48)	(161)	68	—	25	2,237
Colombia Telecomunicaciones, S.A., ESP	409	—	—	(7)	(4)	(47)	(7)	344
Telxius Telecom, S.A.	546	—	—	—	50	13	(10)	599
Other	63	23	(44)	(2)	(4)	2	3	41
Total	6,477	23	(178)	(411)	308	393	8	6,620

Millions of euros	Balance at 12/31/20	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/21
Telefônica Brasil, S.A.	3,106	—	(63)	(236)	271	17	11	3,106
Telefónica Deutschland Holding, A.G.	2,346	—	(56)	(165)	218	—	10	2,353
Colombia Telecomunicaciones, S.A., ESP	408	—	—	—	7	(28)	22	409
Telxius Telecom, S.A.	1,089	—	—	(2,645)	2,098	16	(12)	546
Other	76	—	—	(5)	(14)	5	1	63
Total	7,025	—	(119)	(3,051)	2,580	10	32	6,477

Millions of euros	Balance at 12/31/19	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/20
Telefônica Brasil, S.A.	4,442	(2)	—	(272)	217	(1,296)	17	3,106
Telefónica Deutschland Holding, A.G.	2,544	—	—	(156)	(30)	—	(12)	2,346
Colombia Telecomunicaciones, S.A., ESP	526	—	—	—	11	(62)	(67)	408
Telxius Telecom, S.A.	681	323	—	(44)	187	(69)	11	1,089
Other	139	—	(3)	(44)	(10)	(8)	2	76
Total	8,332	321	(3)	(516)	375	(1,435)	(49)	7,025

Schedule of Condensed Financial Statements of Non-controlling Interests
Note 4 contains the revenues, OIBDA, Operating income, capital expenditure and the main items of the statement of financial position for the main segments of the Telefónica Group with non-controlling interests, namely Telefónica Brazil and Telefónica Germany. The detail of these figures for Colombia Telecomunicaciones and Telxius Telecom is as follows:

Millions of euros
Colombia Telecomunicaciones	2022	2021	2020
Revenues	1,517	1,312	1,249
OIBDA	569	413	438
Depreciation and amortization	(308)	(314)	(325)
Operating income	261	99	113
Capital Expenditure	261	151	156
Fixed Assets	1,116	1,264	1,530
Total allocated assets	2,696	2,725	2,864
Total allocated liabilities	2,001	1,878	2,049

Millions of euros
Telxius Telecom	2022	2021	2020
Revenues	421	587	826
OIBDA	218	6,332	520
Depreciation and amortization	(66)	(72)	(269)
Operating income	152	6,260	251
Capital Expenditure	65	91	348
Fixed Assets	507	475	452
Total allocated assets	2,129	2,083	2,840
Total allocated liabilities	1,163	1,225	2,785

Schedule of Subsidiary Cash Flows
The statements of cash flows of these companies are as follows:

Millions of euros
Telefónica Brazil	2022	2021	2020
Net cash flow provided by operating activities	3,678	2,949	3,517
Net cash flow used in investing activities	(2,741)	(1,295)	(1,238)
Net cash flow used in financing activities	(1,674)	(1,467)	(1,817)
	(737)	187	462

Millions of euros
Telefónica Germany	2022	2021	2020
Net cash flow provided by operating activities	2,732	2,407	2,386
Net cash flow used in investing activities	(1,608)	(875)	(459)
Net cash flow used in financing activities	(1,339)	(1,820)	(1,342)
	(215)	(288)	585

Millions of euros
Colombia Telecomunicaciones	2022	2021	2020
Net cash flow provided by operating activities	180	344	276
Net cash flow provided by (used in) investing activities	30	(153)	(189)
Net cash flow provided by (used in) financing activities	(225)	(218)	(42)
	(15)	(27)	45

Millions of euros
Telxius Telecom	2022	2021	2020
Net cash flow provided by operating activities	152	(627)	528
Net cash flow provided by (used in) investing activities	(63)	6,874	(1,141)
Net cash flow provided by (used in) financing activities	(89)	(6,164)	575
	—	83	(38)